Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 1,195	$ 1,184
Less: allowance for doubtful accounts	(37)	(30)	$ (30)
Less: allowance for sales adjustments	(36)	(34)
Net trade receivables	1,122	1,120
Other receivables	29	47
Trade and other receivables	$ 1,151	$ 1,167